Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.4%
Adient PLC(a)	19,123	$491,652
Aptiv PLC	56,185	4,763,926
Autoliv Inc.	17,282	1,324,320
BorgWarner Inc.	45,446	1,558,343
Dana Inc.	31,700	488,497
Gentex Corp.	55,730	1,659,082
Goodyear Tire & Rubber Co. (The)	51,251	672,926
Lear Corp.	12,123	1,493,311
Veoneer Inc.(a)(b)	21,992	286,556

		12,738,613

Automobiles — 7.5%
Ford Motor Co.	857,015	7,558,872
General Motors Co.	276,717	9,239,581
Harley-Davidson Inc.	33,883	1,131,692
Tesla Inc.(a)(b)	31,338	20,387,563
Thor Industries Inc.	12,125	976,305

		39,294,013

Beverages — 21.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,027	722,382
Brown-Forman Corp., Class B, NVS	40,098	2,712,229
Coca-Cola Co. (The)	848,651	49,561,218
Constellation Brands Inc., Class A	36,864	6,941,491
Keurig Dr Pepper Inc.	58,822	1,678,192
Molson Coors Beverage Co., Class B	41,293	2,295,065
Monster Beverage Corp.(a)	84,018	5,595,599
National Beverage Corp.(a)(b)	2,553	109,549
PepsiCo Inc.	306,892	43,584,802

		113,200,527

Commercial Services & Supplies — 0.1%
Herman Miller Inc.	13,011	502,875

Distributors — 1.0%
Genuine Parts Co.	31,977	2,992,088
Pool Corp.	8,819	1,934,007

		4,926,095

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	55,511	1,201,258

Entertainment — 4.0%
Activision Blizzard Inc.	169,081	9,887,857
Electronic Arts Inc.(a)	64,260	6,934,939
Take-Two Interactive Software Inc.(a)	24,909	3,104,658
Zynga Inc., Class A(a)	207,737	1,250,576

		21,178,030

Food & Staples Retailing — 0.6%
Performance Food Group Co.(a)	25,772	1,334,732
U.S. Foods Holding Corp.(a)	48,323	1,941,135

		3,275,867

Food Products — 14.5%
Archer-Daniels-Midland Co.	122,517	5,483,861
Beyond Meat Inc.(a)	2,323	256,506
Bunge Ltd.	31,159	1,633,666
Campbell Soup Co.	37,207	1,800,447
Conagra Brands Inc.	107,104	3,525,864
Darling Ingredients Inc.(a)	36,089	979,094
Flowers Foods Inc.	42,396	912,786
General Mills Inc.	133,017	6,946,148

Security	Shares	Value

Food Products (continued)
Hain Celestial Group Inc. (The)(a)(b)	17,600	$426,096
Hershey Co. (The)	32,640	5,064,749
Hormel Foods Corp.	61,197	2,892,170
Ingredion Inc.	14,694	1,293,072
JM Smucker Co. (The)	25,111	2,601,751
Kellogg Co.	54,800	3,737,908
Kraft Heinz Co. (The)	137,066	4,002,327
Lamb Weston Holdings Inc.	32,146	2,935,251
Lancaster Colony Corp.	4,360	674,274
McCormick & Co. Inc./MD, NVS	27,196	4,443,010
Mondelez International Inc., Class A	316,881	18,182,632
Pilgrim’s Pride Corp.(a)	11,458	298,481
Post Holdings Inc.(a)	14,644	1,531,323
Seaboard Corp.	57	219,770
TreeHouse Foods Inc.(a)(b)	12,380	552,148
Tyson Foods Inc., Class A	64,965	5,368,058

		75,761,392

Household Durables — 4.6%
DR Horton Inc.	73,800	4,368,960
Helen of Troy Ltd.(a)	5,532	1,045,825
Leggett & Platt Inc.	28,932	1,376,874
Lennar Corp., Class A	61,597	4,087,577
Lennar Corp., Class B	3,382	177,589
Mohawk Industries Inc.(a)(b)	13,095	1,724,350
Newell Brands Inc.	83,865	1,637,883
NVR Inc.(a)	765	2,919,982
PulteGroup Inc.	56,075	2,503,749
Tempur Sealy International Inc.(a)	9,979	914,276
Toll Brothers Inc.	28,453	1,262,175
Whirlpool Corp.	13,915	2,033,955

		24,053,195

Household Products — 19.6%
Church & Dwight Co. Inc.	54,009	4,008,548
Clorox Co. (The)	27,621	4,345,060
Colgate-Palmolive Co.	188,621	13,916,457
Energizer Holdings Inc.	14,115	652,960
Kimberly-Clark Corp.	75,446	10,806,885
Procter & Gamble Co. (The)	548,847	68,397,313
Spectrum Brands Holdings Inc.	10,241	628,900

		102,756,123

Leisure Products — 1.2%
Brunswick Corp./DE	17,916	1,126,021
Hasbro Inc.	28,007	2,853,073
Mattel Inc.(a)(b)	76,143	1,113,972
Polaris Inc.	12,657	1,162,419

		6,255,485

Machinery — 1.3%
Stanley Black & Decker Inc.	33,455	5,330,385
WABCO Holdings Inc.(a)(b)	11,280	1,530,132

		6,860,517

Personal Products — 2.2%
Coty Inc., Class A	64,912	665,997
Estee Lauder Companies Inc. (The), Class A	48,980	9,558,937
Herbalife Nutrition Ltd.(a)	20,378	791,685
Nu Skin Enterprises Inc., Class A	12,263	399,651

		11,416,270

Textiles, Apparel & Luxury Goods — 9.9%
Capri Holdings Ltd.(a)	33,379	1,000,035

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Carter’s Inc.	9,694	$1,028,243
Columbia Sportswear Co.	6,399	600,994
Deckers Outdoor Corp.(a)	6,145	1,173,142
Hanesbrands Inc.	79,644	1,095,901
Levi Strauss & Co., Class A	9,250	181,670
Lululemon Athletica Inc.(a)	26,378	6,314,629
NIKE Inc., Class B	274,230	26,408,349
PVH Corp.(b)	16,318	1,422,440
Ralph Lauren Corp.	10,922	1,239,647
Skechers U.S.A. Inc., Class A(a)	29,453	1,101,248
Steven Madden Ltd.	17,078	658,528
Tapestry Inc.	60,787	1,566,481
Under Armour Inc., Class A(a)(b)	41,423	835,916
Under Armour Inc., Class C, NVS(a)(b)	42,791	768,526
VF Corp.	72,074	5,979,980
Wolverine World Wide Inc.	17,815	562,419

		51,938,148

Tobacco — 9.1%
Altria Group Inc.	411,144	19,541,674
Philip Morris International Inc.	342,422	28,318,299

		47,859,973

Total Common Stocks — 99.8% (Cost: $503,833,196)		523,218,381

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	10,422,454	$10,428,708
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	565,000	565,000

		10,993,708

Total Short-Term Investments — 2.1% (Cost: $10,991,469)		10,993,708

Total Investments in Securities — 101.9% (Cost: $514,824,665)		534,212,089

Other Assets, Less Liabilities — (1.9)%		(9,773,610)

Net Assets — 100.0%		$524,438,479

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,086,062	(1,663,608)	10,422,454	$10,428,708	$67,995	(b)	$3,382		$797
BlackRock Cash Funds: Treasury, SL Agency Shares	219,777	345,223	565,000	565,000	9,467		—		—

				$10,993,708	$77,462		$3,382		$797

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Staples Index	14	03/20/20	$889	$(1,201)
S&P MidCap 400 E-Mini	1	03/20/20	201	(7,282)

				$(8,483)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Consumer Goods ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$523,218,381	$—	$—	$523,218,381
Money Market Funds	10,993,708	—	—	10,993,708

	$534,212,089	$—	$—	$534,212,089

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,483)	$—	$—	$(8,483)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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